Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Intangible Assets and Goodwill
10.	INTANGIBLE ASSETS AND GOODWILL
a) Intangible assets
Details of and movement in items comprising intangible assets are as follows:

(In Euros)	Software	Patents and customer relationships	Development costs	Other	Total
Balance at 31 December 2019	967,074	198,846	8,720,419	—	9,886,339

Acquired through business combination	159,337	162,543	—	—	321,880
Additions	2,544,050	361,731	11,341,865	13,500	14,261,146
Amortization for the year	(280,383)	(41,228)	(1,026,825)	—	(1,348,436)

Balance at 31 December 2020	3,390,078	681,892	19,035,459	13,500	23,120,929

Additions	2,275,237	261,290	17,308,836	108,334	19,953,697
Disposals	(5,463)	—	(53,009)	—	(58,472)
Transfers	—	—	(30,734)	—	(30,734)
Amortization for the year	(818,530)	(111,968)	(4,745,514)	—	(5,676,012)
Translation differences	494	—	—	—	494

Balance at 31 December 2021	4,841,816	831,214	31,515,038	121,834	37,309,902

Cost
At 31 December 2019	1,046,779	218,556	9,079,622	—	10,344,957

At 31 December 2020	3,750,166	742,830	20,421,487	13,500	24,927,983

At 31 December 2021	6,020,434	1,004,120	37,646,580	121,834	44,792,968

Accumulated amortization
At 31 December 2019	(79,705)	(19,710)	(359,203)	—	(458,618)

At 31 December 2020	(360,088)	(60,938)	(1,386,028)	—	(1,807,054)

At 31 December 2021	(1,178,618)	(172,906)	(6,131,542)	—	(7,483,066)

During

2021
, the Group made investments in several development projects, including both capitalized payroll expenses and acquired development amounting to Euros
17,308,836
(Euros
11,341,865
in
2020)
, corresponding to development expenditure that meets the requirements for capitalization.
From

the total development expenditure, Euros 11,685,528 (Euros 10,670,450 in 2020) corresponds to the capitalization of internal payroll costs

in relation to the product development process, especially in the DC product under the name of Quasar and Supernova, the AC product under the names of Pulsar, Cooper and Commander, and MyWallbox software.
On

the other hand, additions of patents, licenses and similar, and computer software have totaled Euros
2,536,527
(Euros
2,905,781
in
2020)
due mainly to the implementation of new software applications. This item also includes the registration of brands, logos, and design patents for different chargers.
At

31 December 2021, additions of intangible assets
pending of payment
amounted to Euros 375,733 (Euros 55,124 at 31 December 2020). The Group has no restrictions on the realizability of its intangible assets and no pledge exists on these assets, at 31 December 2021 and
2020.

The

Group has
no fully amortized intangible assets in use
at
31
 December
2021
and
2020
.
At

31
 December
2021
, there are commitments for the acquisition of intangible assets for Euros
1,024,487
(
no
commitments at
31
 December
2020)
.
b) Goodwill
The

goodwill recognized at
31
 December
2021
for an amount of
6,146,302
corresponds to the acquisition of Wallbox Norway AS (previously named Intelligent Solutions AS) and Electromaps, S.L. (Euros
6,154,133
at
31
 December
2020)

.